Events after the balance sheet date - Narrative (Details) $ in Millions	Jul. 20, 2022 AUD ($)
Transfer pricing agreement | Forecast | Provision for taxes other than income tax | Australian Taxation Office (ATO)
Entity Information [Line Items]
New provisions, other provisions	$ 613